OPERATING SEGMENTS (Schedule of Percentage of Non-Current Assets) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	100.00%	100.00%
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	85.00%	80.00%
Israel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current assets Percentage	15.00%	20.00%